Offerings - Offering: 1	Jun. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	9.00% Senior Notes due 2030
Amount Registered | shares	115,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 115,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,606.5
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This Calculation of Filing Fee Table shall be deemed to update the Calculation of Filing Fee Table in the registrants’ Registration Statement on Form
S-3
(Nos.
333-287734
and
333-287734-01),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

(2)	Includes $15,000,000 aggregate principal amount of 9.00% Senior Notes due 2030 that may be offered and sold pursuant to the exercise in full of the underwriters’ over-allotment option.
(3)	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.